Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	2013	2012

Net income (loss)	$438	$(326)
Shares used in computing basic income (loss) per share	3,803	3,803
Potentially dilutive shares from stock options	287	—
Shares used in computing dilutive income (loss) per share	4,090	3,803
Net income (loss) per share –basic	$.12	$(.09)
Net income (loss) per share –dilutive	$.11	$(.09)